TAXES ON INCOME (Details Textual) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Jan. 02, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2010
Unrecognized Tax Benefits Excludes Income Tax Penalties And Interest Accrued					$ 158	$ 158
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense					9	7	$ 8
Unrecognized Tax Benefits, Interest on Income Taxes Expense					$ 228	$ 219
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent					25.00%	26.50%	26.50%
Preferred Enterprise Located in Development Area A[] [Member]
Effective Income Tax Rate Reconciliation, Percent	7.50%
Preferred Enterprise Located in Other Area [Member]
Effective Income Tax Rate Reconciliation, Percent					16.00%
Subsequent Event [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		12.00%
Subsequent Event [Member] | Preferred Enterprise Located in Development Area A[] [Member]
Effective Income Tax Rate Reconciliation, Percent		9.00%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		7.50%
Scenario, Forecast [Member]
Effective Income Tax Rate Reconciliation, Percent			23.00%	24.00%
U S Subsidiaries [Member]
Deferred Tax Assets, Net					$ 3,758
Year 2014 [Member]
Percentage Of Amendment Tax Rate								9.00%
Thereafter [Member]
Percentage Of Amendment Tax Rate								16.00%
U S Federal [Member]
Operating Loss Carryforwards					$ 71,000
Israeli Taxation [Member]
Income Tax Holiday, Description					the Company's income derived from the "Approved Enterprise" will be entitled to a tax exemption for a period of two years and to an additional period of five to eight years of reduced tax rates of 10% - 25% (based on the percentage of foreign ownership). The duration of tax benefits of reduced tax rates is subject to a limitation of the earlier of 12 years from commencement of production, or 14 years from the approval date. The Company utilized tax benefits from the first program in 1998 and has been no longer eligible for benefits since 2007.
Tax Exempt Income Earned By Approved Enterprise Of Company Included In Retained Earnings					$ 540
Operating Loss Carryforwards					5,700
Deferred Tax Assets, Net					$ 7,849
Effective Income Tax Rate Reconciliation, Percent					25.00%	26.50%	26.50%
Israeli Taxation [Member] | Israeli Subsidiaries [Member]
Operating Loss Carryforwards					$ 67,800
Israeli Taxation [Member] | Minimum [Member]
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Percent					10.00%
Israeli Taxation [Member] | Maximum [Member]
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Percent					25.00%
Accrued Income Taxes, Current					$ 180
State and Local Jurisdiction [Member]
Operating Loss Carryforwards					$ 5,000